Plant and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Plant and Equipment [Abstract]
Depreciation Expenses	$ 190,815	$ 176,435	$ 722,401	$ 715,751